Commitments (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of commitments

	1 year	1-3 years	3-5 years	More than 5 years	Total

Contractual obligations - Expenses	6,173,235	3,844,890	1,588,794	3,648,971	15,255,890
Contractual obligations - Investments	13,116,128	8,356,462	1,852,640	452,305	23,777,535
Total	19,289,363	12,201,352	3,441,434	4,101,276	39,033,425